UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    August 1, 2007
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      96

Form 13F Information Table Value Total:      947,193 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER         TITL  CUSIP      VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       E OF             X1000               DISC   R
                       CLAS                                 .      MGR
                       S
                                                                           SOLE    SHR    NONE
Align Technology Inc   cs    016255101  27,772   1,149,501  sole    n/a  838,307   n/a  311,194
Allegheny Tech Inc     cs    01741R102  322      3,068      sole    n/a  541       n/a  2,527
America Movil          cs    02364W105  795      12,840     sole    n/a  4,512     n/a  8,328
Apollo Group Inc CL A  cs    037604105  733      12,552     sole    n/a  4,479     n/a  8,073
Apple Inc              cs    037833100  1,048    8,591      sole    n/a  2,371     n/a  6,220
Avnet Inc              cs    053807103  4,788    120,785    sole    n/a  91,496    n/a  29,289
Banco Bradesco Sa      cs    059460303  376      15,606     sole    n/a  2,772     n/a  12,834
Baxter Intl Inc        cs    071813109  453      8,035      sole    n/a  2,804     n/a  5,231
BE Aerospace Inc       cs    073302101  6,179    149,624    sole    n/a  124,599   n/a  25,025
Blue Coat Systems Inc  cs    09534T508  30,845   622,878    sole    n/a  426,762   n/a  196,116
Bolt Technology Corp   cs    097698104  12,106   274,894    sole    n/a  187,133   n/a  87,761
Capella Education      cs    139594105  405      8,800      sole    n/a  6,200     n/a  2,600
Company
Celgene Corp           cs    151020104  544      9,483      sole    n/a  4,049     n/a  5,434
Ceragon Networks Ltd   cs    M22013102  10,858   950,810    sole    n/a  669,984   n/a  280,826
CF Inds Hldgs Inc      cs    125269100  5,245    87,571     sole    n/a  72,075    n/a  15,496
Chart Inds Inc         cs    16115Q308  4,243    149,175    sole    n/a  104,675   n/a  44,500
CNH Global Nv          cs    N20935206  6,754    132,191    sole    n/a  101,710   n/a  30,481
Cooper Tire & Rubber   cs    216831107  22,453   812,916    sole    n/a  573,017   n/a  239,899
Copa Holdings Sa       cs    P31076105  24,119   358,698    sole    n/a  260,838   n/a  97,860
Crocs Inc              cs    227046109  36,976   859,913    sole    n/a  613,372   n/a  246,541
Cynosure Inc Cl A      cs    232577205  10,265   281,781    sole    n/a  199,764   n/a  82,017
Deckers Outdoor Corp   cs    243537107  14,924   147,913    sole    n/a  104,648   n/a  43,265
Diageo PLC ADR         cs    25243Q205  350      4,205      sole    n/a  725       n/a  3,480
Diana Shipping Inc     cs    Y2066G104  15,641   698,271    sole    n/a  517,371   n/a  180,900
Dryships Inc           cs    Y2109Q101  22,904   527,993    sole    n/a  375,112   n/a  152,881
DXP Enterprises Inc    cs    233377407  15,226   356,161    sole    n/a  252,020   n/a  104,141
New
Dyncorp Intl Inc Cl A  cs    26817C101  13,811   628,047    sole    n/a  443,663   n/a  184,384
Echostar Comm          cs    278762109  320      7,388      sole    n/a  1,302     n/a  6,086
First Solar Inc        cs    336433107  4,082    45,714     sole    n/a  37,885    n/a  7,829
Flotek Industries Inc  cs    343389102  8,176    136,387    sole    n/a  83,323    n/a  53,064
Foster Wheeler Ltd     cs    G36535139  5,068    47,366     sole    n/a  36,753    n/a  10,613
FTI Consulting Inc     cs    302941109  18,183   478,135    sole    n/a  332,648   n/a  145,487
Golden Telecom Inc     cs    38122G107  15,037   273,353    sole    n/a  193,642   n/a  79,711
Goodyear Tire          cs    382550101  5,750    165,416    sole    n/a  130,268   n/a  35,148
Graftech Intl Ltd      cs    384313102  20,492   1,216,891  sole    n/a  897,352   n/a  319,539
Guess Inc              cs    401617105  4,495    93,567     sole    n/a  77,378    n/a  16,189
Haynes International   cs    420877201  12,262   145,232    sole    n/a  93,555    n/a  51,677
Inc
Hewlett Packard Co     cs    428236103  1,071    24,001     sole    n/a  6,974     n/a  17,027
Huron Conslt Gp Inc    cs    447462102  35,880   491,439    sole    n/a  347,681   n/a  143,758
Icon Pub Ltd Co        cs    45103T107  6,531    149,311    sole    n/a  100,287   n/a  49,024
IShares S&P 500 Index  ce    464287200  328      2,177      sole    n/a  0         n/a  2,177
ITT Edl Svcs Inc       cs    45068B109  377      3,209      sole    n/a  1,131     n/a  2,078
KHD Humboldt Wedag     cs    482462108  2,133    34,825     sole    n/a  24,325    n/a  10,500
Intl Ltd
Kimberly-Clark Corp    cs    494368103  317      4,737      sole    n/a  833       n/a  3,904
KMG Chemicals Inc      cs    482564101  9,437    357,066    sole    n/a  252,186   n/a  104,880
Leap Wireless Intl Inc cs    521863308  5,692    67,357     sole    n/a  54,315    n/a  13,042
Life Partners Hldg Inc cs    53215T106  14,104   432,897    sole    n/a  281,912   n/a  150,985
Lodgenet Entmt Corp    cs    540211109  8,050    251,081    sole    n/a  177,951   n/a  73,130
LSB Inds Inc           cs    502160104  1,350    63,153     sole    n/a  25,489    n/a  37,664
McDermott Intl         cs    580037109  8,939    107,546    sole    n/a  77,657    n/a  29,889
McDonalds              cs    580135101  261      5,135      sole    n/a  903       n/a  4,232
MEMC Electr Matls Inc  cs    552715104  6,758    110,574    sole    n/a  87,734    n/a  22,840
Merck & Co             cs    589331107  237      4,763      sole    n/a  844       n/a  3,919
Millicom Int'l         cs    L6388F110  4,461    48,682     sole    n/a  37,440    n/a  11,242
Moldflow Corp          cs    608507109  1,039    47,279     sole    n/a  19,089    n/a  28,190
Monsanto Co New        cs    61166W101  315      4,663      sole    n/a  821       n/a  3,842
National Oilwell Varco cs    637071101  818      7,851      sole    n/a  2,747     n/a  5,104
Inc
Navios Maritime        cs    Y62196103  14,257   1,180,218  sole    n/a  829,769   n/a  350,449
Holdings Inc
Nii Hldgs Inc          cs    62913F201  4,383    54,288     sole    n/a  40,294    n/a  13,994
Nokia Corp             cs    654902204  542      19,285     sole    n/a  6,827     n/a  12,458
Novatel Wireless Inc   cs    66987M604  26,929   1,034,927  sole    n/a  725,335   n/a  309,592
Omrix Biopharma        cs    681989109  4,013    127,550    sole    n/a  89,650    n/a  37,900
Owens-Illinois         cs    690768403  506      14,451     sole    n/a  5,054     n/a  9,397
Penford Corp           cs    707051108  2,192    80,340     sole    n/a  32,484    n/a  47,856
Perini Corp            cs    713839108  27,479   446,590    sole    n/a  316,892   n/a  129,698
Potash CP of Sask      cs    73755L107  653      8,376      sole    n/a  2,961     n/a  5,415
Precision Castparts    cs    740189105  5,401    44,504     sole    n/a  33,143    n/a  11,361
Priceline.Com Inc      cs    741503403  39,012   567,524    sole    n/a  409,236   n/a  158,288
Quanta Services        cs    74762E102  4,039    131,687    sole    n/a  108,923   n/a  22,764
Range Resources        cs    75281A109  458      12,242     sole    n/a  4,294     n/a  7,948
Research in Motion     cs    760975102  10,874   54,373     sole    n/a  37,027    n/a  17,346
Riverbed Tech Inc      cs    768573107  23,401   534,023    sole    n/a  385,659   n/a  148,364
Rock-tenn Co  Cl A     cs    772739207  30,579   964,023    sole    n/a  706,030   n/a  257,993
S I F C O Inds Inc     cs    826546103  1,984    106,198    sole    n/a  42,849    n/a  63,349
Sanderson Farms Inc    cs    800013104  27,915   620,059    sole    n/a  428,759   n/a  191,300
Shanda Inter Ent Ltd   cs    81941Q203  24,829   800,931    sole    n/a  589,817   n/a  211,114
Sierra Wireless Inc    cs    826516106  15,386   618,155    sole    n/a  434,132   n/a  184,023
Silicon Motion Tech    cs    82706C108  20,523   826,533    sole    n/a  583,143   n/a  243,390
Sunpower Corp Com Cl A cs    867652109  6,559    104,036    sole    n/a  80,579    n/a  23,457
Synchronoss            cs    87157B103  12,816   436,802    sole    n/a  309,004   n/a  127,798
Technologies Inc
Teletech Hldg Inc      cs    879939106  21,186   652,465    sole    n/a  474,880   n/a  177,585
Terex Corporation      cs    880779103  626      7,695      sole    n/a  2,342     n/a  5,353
Terra Inds Inc         cs    880915103  16,326   642,252    sole    n/a  475,449   n/a  166,803
Tesoro Corporation     cs    881609101  981      17,159     sole    n/a  6,060     n/a  11,099
Texas Instruments      cs    882508104  589      15,644     sole    n/a  5,534     n/a  10,110
Thermo Fisher Sci      cs    883556102  4,132    79,897     sole    n/a  61,340    n/a  18,557
Trina Solar Ltd        cs    89628E104  21,021   408,580    sole    n/a  305,383   n/a  103,197
Twin Disc Inc          cs    901476101  1,397    19,425     sole    n/a  7,826     n/a  11,599
Tyson Foods Inc        cs    902494103  649      28,158     sole    n/a  9,975     n/a  18,183
Vail Resorts Inc       cs    91879Q109  18,313   300,848    sole    n/a  219,306   n/a  81,542
Vasco Data Sec Intl    cs    92230Y104  16,939   744,262    sole    n/a  527,412   n/a  216,850
Inc
Verigy, Ltd            cs    Y93691106  20,352   711,361    sole    n/a  517,906   n/a  193,455
Vimpel Comm            cs    68370R109  4,140    39,294     sole    n/a  32,444    n/a  6,850
Wellcare Group Inc     cs    94946T106  17,429   192,561    sole    n/a  140,190   n/a  52,371
Wimm Bill Dann Foods   cs    97263M109  5,805    55,814     sole    n/a  46,225    n/a  9,589
Zimmer Hldgs Inc       cs    98956P102  480      5,659      sole    n/a  995       n/a  4,664





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